Acquisition (Details) - USD ($)					12 Months Ended
	May 26, 2023	Dec. 21, 2022	Mar. 18, 2022	Dec. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 12, 2021	May 21, 2020
Acquisition [Line Items]
Equity interest percentage				100.00%
Equity ownership percentage				100.00%
Aggregate value	$ 21,292,948			$ 23,470,712
Aggregate share (in Shares)				3,189,000
Price per share (in Dollars per share)								$ 6
Earnout payment	$ 8,042,090					$ 5,884,013	$ 8,826,019
Net income						$ 3,000,000	3,000,000
Price per share (in Dollars per share)						$ 0.001
Amount paid						$ 10,076,600
Issued ordinary shares (in Shares)						3,826,000
Price per share (in Dollars per share)					$ 1.85
Closing amount					$ 1,000,000
Cash earnout					1,998,500
Net income paid						$ 1,300,000
Shares outstanding in percentage	100.00%		100.00%
Ordinary shares issued (in Shares)			3,826,000			50,000,000			9,000,000
Ordinary shares paid					$ 1,000,000
Closing price per share (in Dollars per share)					$ 1.85
Acquisition amount					$ 14,540,436
Closing cash					9,550,000
Net income					2,400,000
Outstanding shares in percentage		100.00%
Cash to seller		$ 9,550,000
Payment for acquisition	$ 21,292,948
Exchange rate of equity percentage	100.00%
Newly issued ordinary shares (in Shares)	4,569,095
Per ordinary share (in Dollars per share)	$ 1.14
Cash earnout	$ 8,042,090					$ 1,998,500
Net income value	2,000,000
Consideration amount	21,292,948
Net sales					1,154,091
Net income (loss)					(9,579,760)	$ 1,896,188	$ (938,413)
Ordinary Shares [Member]
Acquisition [Line Items]
Price per share (in Dollars per share)							$ 2.12
Yinhua [Member]
Acquisition [Line Items]
Equity interest						100.00%
Total consideration						$ 7,078,100
Alliance BVI [Member]
Acquisition [Line Items]
Total consideration	$ 5,208,768
Net income (loss)					$ 427,171
Cheyi BVI [Member]
Acquisition [Line Items]
Aggregate value				$ 6,760,680
Price per share (in Dollars per share)				$ 2.12
Earnout payment				$ 2,000,000